ADVANCES RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
ADVANCES RECEIVABLE AND PREPAID EXPENSES [Text Block]

6. Advances receivable and prepaid expenses

	December 31, 2022	December 31, 2021
Supplier prepayments and deposits	249,652	206,858
Loan to KGL and accrued interest	60,506	60,543
Other receivables and employee advances	23,629	19,037
Harmonized Sales Tax receivable	26,389	58,755
	$360,176	$345,193

In connection with the Kilo Agreement (Note 4), the Company provided to Kilo Goldmines Ltd. an unsecured loan in the principal amount of $47,990 (Cdn$65,000) bearing interest of 8% per annum and repayable on demand. For the year ended December 31, 2022, the interest accrued on the loan was $12,516 (December 31, 2021 - $9,271).

Other receivables and employee advances of $23,629, are non-interest bearing, unsecured and due on demand (December 31, 2021 - $19,037).

For the year ended December 31, 2022 the Company recorded $26,389 (December 31, 2021 - $58,755) of Harmanized Sales Tax from prior year's assessment.